Employee future benefits - Composition of Plan Assets (Details)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Cash and cash equivalents	3.00%	3.00%
Equity securities	59.00%	60.00%
Debt securities	38.00%	37.00%
Total	100.00%	100.00%